OTHER FINANCIAL INFORMATION - Statement of Comprehensive Income (Table) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Condensed Financial Statements Captions [Line Items]
Revenue	$ 125,572	$ 172,079	$ 259,409	$ 324,093
Time charter, voyage and logistics business expenses	(65,632)	(73,215)	(135,640)	(134,932)
Direct vessel expenses	(26,444)	(33,042)	(54,139)	(59,050)
General and administrative expenses	(9,873)	(12,473)	(18,835)	(25,026)
Depreciation and amortization	(24,233)	(25,872)	(48,556)	(51,706)
Interest income/expense and finance cost, net	(27,372)	(25,306)	(52,730)	(50,546)
Loss on derivatives	(87)	(76)	(260)	(202)
Gain on sale of assets	18	323	18	323
Other (expense)/income, net	9,865	(2,854)	6,734	(4,221)
(Loss)/income before equity in net earnings of affiliated companies	(18,186)	(436)	(43,999)	(1,267)
Equity in net earnings of affiliated companies	4,127	8,058	18,250	16,633
(Loss)/income before taxes	(14,059)	7,622	(25,749)	15,366
Income tax (expense)/benefit	(128)	(1,449)	3,572	(595)
Net (loss)/income	(14,187)	6,173	(22,177)	14,771
Less: Net income attributable to the noncontrolling interest	(1,694)	(888)	(3,859)	(27)
Net (loss)/income attributable to Navios Holdings common stockholders	(15,881)	5,285	(26,036)	14,744
Other Comprehensive loss
Unrealized holding loss on investments in available for sale securities	(1,035)	(333)	(800)	(422)
Reclassification to investments in affiliates	0	0	0	(6,158)
Total other comprehensive loss	(1,035)	(333)	(800)	(6,580)
Total comprehensive (loss)/income	(15,222)	5,840	(22,977)	8,191
Comprehensive income attributable to noncontrolling interest	(1,694)	(888)	(3,859)	(27)
Total comprehensive (loss)/income attributable to Navios Holdings common stockholders	(16,916)	4,952	(26,836)	8,164
Navios Maritime Holdings Inc. Issuer
Condensed Financial Statements Captions [Line Items]
General and administrative expenses	(1,420)	(3,378)	(2,890)	(7,151)
Depreciation and amortization	(701)	(701)	(1,394)	(1,401)
Interest income/expense and finance cost, net	(19,103)	(16,463)	(37,403)	(32,730)
Other (expense)/income, net	(6)	18	31	(216)
(Loss)/income before equity in net earnings of affiliated companies	(21,230)	(20,524)	(41,656)	(41,498)
Income from subsidiaries	3,504	22,873	3,235	47,947
Equity in net earnings of affiliated companies	1,845	2,936	12,385	8,295
(Loss)/income before taxes	(15,881)	5,285	(26,036)	14,744
Net (loss)/income	(15,881)	5,285	(26,036)	14,744
Net (loss)/income attributable to Navios Holdings common stockholders	(15,881)	5,285	(26,036)	14,744
Other Comprehensive loss
Unrealized holding loss on investments in available for sale securities	(1,035)	(333)	(800)	(422)
Reclassification to investments in affiliates				(6,158)
Total other comprehensive loss	(1,035)	(333)	(800)	(6,580)
Total comprehensive (loss)/income	(16,916)	4,952	(26,836)	8,164
Total comprehensive (loss)/income attributable to Navios Holdings common stockholders	(16,916)	4,952	(26,836)	8,164
Guarantor Subsidiaries
Condensed Financial Statements Captions [Line Items]
Revenue	62,104	96,474	122,711	195,556
Time charter, voyage and logistics business expenses	(41,565)	(39,933)	(76,104)	(80,097)
Direct vessel expenses	(9,634)	(13,546)	(19,105)	(23,254)
General and administrative expenses	(4,912)	(5,828)	(9,334)	(10,929)
Depreciation and amortization	(17,752)	(18,521)	(35,289)	(36,216)
Interest income/expense and finance cost, net	(1,612)	(3,211)	(3,289)	(7,068)
Loss on derivatives	(87)	(76)	(260)	(202)
Gain on sale of assets		323		323
Other (expense)/income, net	11,928	(166)	11,570	(557)
(Loss)/income before equity in net earnings of affiliated companies	(1,530)	15,516	(9,100)	37,556
Income from subsidiaries	2,823	2,307	6,611	2,194
Equity in net earnings of affiliated companies	1,442	4,788	4,251	7,666
(Loss)/income before taxes	2,735	22,611	1,762	47,416
Income tax (expense)/benefit	(71)	(72)	(141)	(141)
Net (loss)/income	2,664	22,539	1,621	47,275
Net (loss)/income attributable to Navios Holdings common stockholders	2,664	22,539	1,621	47,275
Other Comprehensive loss
Unrealized holding loss on investments in available for sale securities	(1,035)	(333)	(800)	(422)
Total other comprehensive loss	(1,035)	(333)	(800)	(422)
Total comprehensive (loss)/income	1,629	22,206	821	46,853
Total comprehensive (loss)/income attributable to Navios Holdings common stockholders	1,629	22,206	821	46,853
Non Guarantor Subsidiaries
Condensed Financial Statements Captions [Line Items]
Revenue	63,468	75,605	136,698	128,537
Time charter, voyage and logistics business expenses	(24,067)	(33,282)	(59,536)	(54,835)
Direct vessel expenses	(16,810)	(19,496)	(35,034)	(35,796)
General and administrative expenses	(3,541)	(3,267)	(6,611)	(6,946)
Depreciation and amortization	(5,780)	(6,650)	(11,873)	(14,089)
Interest income/expense and finance cost, net	(6,657)	(5,632)	(12,038)	(10,748)
Gain on sale of assets	18		18
Other (expense)/income, net	(2,057)	(2,706)	(4,867)	(3,448)
(Loss)/income before equity in net earnings of affiliated companies	4,574	4,572	6,757	2,675
Equity in net earnings of affiliated companies	840	334	1,614	672
(Loss)/income before taxes	5,414	4,906	8,371	3,347
Income tax (expense)/benefit	(57)	(1,377)	3,713	(454)
Net (loss)/income	5,357	3,529	12,084	2,893
Less: Net income attributable to the noncontrolling interest	(1,694)	(888)	(3,859)	(27)
Net (loss)/income attributable to Navios Holdings common stockholders	3,663	2,641	8,225	2,866
Other Comprehensive loss
Total comprehensive (loss)/income	5,357	3,529	12,084	2,893
Comprehensive income attributable to noncontrolling interest	(1,694)	(888)	(3,859)	(27)
Total comprehensive (loss)/income attributable to Navios Holdings common stockholders	3,663	2,641	8,225	2,866
Eliminations
Condensed Financial Statements Captions [Line Items]
Income from subsidiaries	(6,327)	(25,180)	(9,846)	(50,141)
(Loss)/income before taxes	(6,327)	(25,180)	(9,846)	(50,141)
Net (loss)/income	(6,327)	(25,180)	(9,846)	(50,141)
Net (loss)/income attributable to Navios Holdings common stockholders	(6,327)	(25,180)	(9,846)	(50,141)
Other Comprehensive loss
Unrealized holding loss on investments in available for sale securities	1,035	333	800	422
Total other comprehensive loss	1,035	333	800	422
Total comprehensive (loss)/income	(5,292)	(24,847)	(9,046)	(49,719)
Total comprehensive (loss)/income attributable to Navios Holdings common stockholders	$ (5,292)	$ (24,847)	$ (9,046)	$ (49,719)